UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6023

                           MANAGED MUNICPAL FUND, INC.
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 446-5600


                    Date of fiscal year end: October 31, 2006

          Date of reporting period: November 1, 2005 - January 31, 2006

Item 1. Schedule of Investments

Managed Muncipal Fund, Inc.




Schedule of Investments (Unaudited)                                                                  January 31, 2006
                                                                                     Rating(1)
                                                                  Interest Maturity  (Moody's/   Par         Market
Security                                                          Rate       Date     S&P)      Value        Value
-----------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS - 97.76%
General Obligations - 56.37%
Alexandria, VA, Capital Improvement                               4.250%   6/15/21 Aaa/AAA $ 3,300,000    $ 3,319,503
Arlington County, VA                                              5.000%   10/1/14 Aaa/AAA   2,000,000      2,099,380
Arlington County, VA                                              4.500%   1/15/28 Aaa/AAA   4,500,000      4,525,290
Cary, NC                                                          5.000%    3/1/18 Aaa/AAA   2,000,000      2,139,980
Chesterfield County, VA                                           5.000%   1/15/20 Aaa/AAA   1,000,000      1,058,120
Dallas, TX                                                        4.000%   2/15/16 Aa1/AA+   2,450,000      2,455,316
Dallas, TX                                                        4.500%   2/15/23 Aa1/AA+   3,500,000      3,522,925
Delaware State, Series A                                          4.200%    1/1/20 Aaa/AAA   1,675,000      1,683,760
Dupage County, IL, Jail Project                                   5.600%    1/1/21 Aaa/AAA   1,600,000      1,805,504
Florida State, Board of Education, Public Education, Series I     4.125%    6/1/21 Aa1/AAA   3,000,000      2,946,300
Henrico County, VA                                                4.250%   7/15/24 Aaa/AAA   2,830,000      2,810,275
Maryland State,Capital Improvement, Series A                      4.000%   2/15/20 Aaa/AAA   4,000,000      3,955,480
Mecklenburg County, NC, Series A                                  4.250%    2/1/19 Aaa/AAA   2,000,000      2,023,560
Mecklenburg County, NC, Series A                                  4.000%    2/1/20 Aaa/AAA   3,000,000      2,960,430
Minnesota State                                                   5.500%    6/1/18 Aa1/AAA   2,000,000      2,150,520
Missouri State, Fourth State Building, Series A                   4.125%   10/1/19 Aaa/AAA   2,000,000      2,008,020
Montgomery County, MD, Series A                                   4.000%    5/1/21 Aaa/AAA   2,450,000      2,399,163
Salt Lake City, UT, School District, Series A                     4.500%    3/1/20 Aaa/NR    2,240,000      2,285,562
South Carolina State, Highway, Series B                           5.000%    4/1/19 Aaa/AA+   1,000,000      1,064,870
Virginia State, Series A                                          4.500%    6/1/27 Aaa/AAA   1,550,000      1,556,370
Washington State, Series E                                        5.000%    7/1/22 Aa1/AA    2,000,000      2,036,880
                                                                                                       ---------------

                                                                                                           50,807,208
                                                                                                       ---------------
OTHER REVENUE - 7.49%
Gwinnett County, GA, Water & Sewer Authority                      5.250%    8/1/24 Aaa/AAA   1,500,000      1,614,210
Gwinnett County, GA, Water & Sewer Authority, Series B            4.750%    8/1/21 Aaa/AAA   2,000,000      2,077,320
Texas, Water Development Board Revenue                            4.750%   7/15/20 Aaa/AAA   3,000,000      3,055,170
                                                                                                       ---------------

                                                                                                            6,746,700
                                                                                                       ---------------
PREREFUNDED ISSUES - 33.90%
Charlotte, NC, Water & Sewer System Revenue, 6/1/09 @ 101         5.250%    6/1/24 Aa1/AAA   1,600,000      1,707,552
Chesterfield Country, VA, 1/15/10 @ 100                           5.625%   1/15/14 Aaa/AAA   1,350,000      1,458,972
Delaware State, Series A, 4/1/06 @ 100                            5.125%    4/1/16 Aaa/AAA   2,150,000      2,156,794
Delaware State, Series A, 4/1/10 @ 100                            5.500%    4/1/19 Aaa/AAA   2,500,000      2,699,725
Florida State, Board of Education, Public Education Capital Outlay5.125%es A6/1/21 Aa1/AAA   1,000,000      1,075,120
Georgia State, Series D, 10/1/10 @ 100                            5.000%   10/1/17 Aaa/AAA   1,460,000      1,554,433
Georgia State, Series D, Unrefunded Balance, 10/1/10 @ 100        5.000%   10/1/17 Aaa/AAA     390,000        415,225
Guilford County, NC, Series B, 10/1/10 @ 102                      5.250%   10/1/16 Aa1/AAA   3,000,000      3,277,170
Gwinnett County, GA, Water & Sewer Authority, 8/1/09 @ 101        5.300%    8/1/20 Aaa/AAA   1,250,000      1,339,075
Missouri State, Fourth State Building, Series A, 6/1/08 @ 100     5.000%    6/1/23 Aaa/AAA   2,000,000      2,073,300
Montgomery County, MD, Series A, 2/1/12 @ 101                     5.000%    2/1/22 Aaa/AAA   2,750,000      2,991,505
North Carolina State, Public School Building, 4/1/09 @ 102        4.600%    4/1/17 Aa1/AAA   5,000,000      5,276,900
South Carolina State, Highway, Series B, 7/1/06 @ 102             5.650%    7/1/21 Aaa/AA+   1,260,000      1,297,624
South Carolina State, State Institutional, Series A, 3/1/10 @ 101 5.300%    3/1/17 Aaa/AA+   1,700,000      1,835,252
Virginia State, 6/1/09 @ 100                                      5.250%    6/1/16 Aaa/AAA   1,320,000      1,397,774
                                                                                                        ---------------
                                                                                                           30,556,421
                                                                                                        ---------------

             TOTAL MUNICIPAL BONDS
                    (COST $84,314,614)                                                                     88,110,329
                                                                                                        ---------------

REPURCHASE AGREEMENTS - 1.37%
            JPMORGAN CHASE BANK, N.A.
                         Dated 1/31/06, 3.100%, principal and interest in the
                         amount of $1,234,106 due 2/1/06, collateralized by US
                         Treasury Bond, par value of $965,000, due 2/15/23 with
                         a value of $1,259,914 1,234,000                                                     1,234,000
                                                                                                        ---------------
            TOTAL REPURCHASE AGREEMENT
                   (COST $1,234,000)                                                                         1,234,000
                                                                                                        ---------------

TOTAL INVESTMENTS - 99.13%
                   (COST $85,548,614) *                                                                     89,344,329
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.87%                                                                  786,488
                                                                                                        ---------------
NET ASSETS - 100.00%                                                                                  $    90,130,817
                                                                                                        ===============

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(1)  The Moody's and Standard & Poor's ratings are unaudited.

     Moody's Municipal Bond Ratings:

     Aaa  Judged to be of the best quality.

     Aa Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.


     S&P Municipal Bond Ratings:

     AAA  Of the highest quality.

     AA The second strongest capacity for payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus(+)sign.

     NR   Not rated.

*    Cost for  Federal  income tax  purposes  is  substantially  the same as for
     financial    statement    purposes   and   net   unrealized    appreciation
     (depreciation)consists of:

      Gross Unrealized Appreciation                               $3,876,702
      Gross Unrealized Depreciation                                  (80,987)
                                                                  -----------
      Net Unrealized Appreciation (Depreciation)                  $3,795,715
                                                                  ===========


Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MANAGED MUNICIPAL FUND, INC.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:   3/17/06
        __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:   3/17/06
        __________________________


By:      /s/ Stephen V. Killorin
         __________________________
         Stephen V. Killorin, Treasurer

Date:   3/17/06
        __________________________